Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Revenue, Net	$ 205.9	$ 213.2	$ 214.9	$ 206.1	$ 211.6	$ 232.6	$ 244.0	$ 232.4	$ 837.7	$ 911.5	$ 927.4
Accounts receivable, affiliate	4.3			26.3	14.1				4.3	14.1
Accounts payable, affiliate	9.4				106.8				9.4	106.8
Accounts payable settled with affiliate									62.4
Notes receivable, affiliate	0			3.8	18.7				0	18.7
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum									2.00%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum									3.00%
Notes receivable settled with affiliate									15.0
Non cash settlements with affiliate									$ 12.0